Investments Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
6. Investments
See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.
Fixed Maturity and Equity Securities AFS
Fixed Maturity and Equity Securities AFS by Sector
The following table presents the fixed maturity and equity securities AFS by sector at:

	December 31, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses (1)			Gains	Temporary Losses	OTTI Losses (1)
	(In millions)
Fixed maturity securities: (2)
U.S. corporate	$21,190	$1,859	$92	$—	$22,957	$21,278	$1,324	$291	$—	$22,311
U.S. government and agency	14,548	1,862	118	—	16,292	12,032	1,294	236	—	13,090
RMBS	7,749	285	60	(3)	7,977	7,961	206	144	—	8,023
Foreign corporate	6,703	386	66	—	7,023	6,343	230	180	—	6,393
State and political subdivision	3,635	553	6	1	4,181	3,590	393	38	—	3,945
CMBS	3,386	53	17	(1)	3,423	3,799	44	32	(1)	3,812
ABS	1,810	21	2	—	1,829	2,654	12	14	—	2,652
Foreign government	1,152	161	4	—	1,309	1,058	116	12	—	1,162
Total fixed maturity securities	$60,173	$5,180	$365	$(3)	$64,991	$58,715	$3,619	$947	$(1)	$61,388
Equity securities (2)	$212	$21	$1	$—	$232	$280	$29	$9	$—	$300

__________________

(1)
Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

(2)
Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.
Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$1,871	$10,548	$11,478	$23,331	$12,945	$60,173
Estimated fair value	$1,876	$10,890	$11,816	$27,180	$13,229	$64,991

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2017				December 31, 2016
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
Fixed maturity securities:
U.S. corporate	$1,783	$21	$1,451	$71	$4,676	$189	$745	$102
U.S. government and agency	4,962	38	1,573	80	4,396	236	—	—
RMBS	2,367	14	1,332	43	3,494	112	818	32
Foreign corporate	637	8	603	58	1,466	66	633	114
State and political subdivision	170	3	106	4	889	35	29	3
CMBS	619	6	335	10	1,572	27	171	4
ABS	170	—	74	2	478	6	461	8
Foreign government	155	2	69	2	273	11	6	1
Total fixed maturity securities	$10,863	$92	$5,543	$270	$17,244	$682	$2,863	$264
Equity securities	$17	$—	$10	$1	$57	$2	$40	$7
Total number of securities in an unrealized loss position	922		642		1,741		483

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities
Evaluation and Measurement Methodologies
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.
Current Period Evaluation
Based on the Company’s current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.
Gross unrealized losses on fixed maturity securities decreased $584 million during the year ended December 31, 2017 to $362 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.
At December 31, 2017, $7 million of the total $362 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $3 million were from investment grade fixed maturity securities.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2017		2016
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Mortgage loans:
Commercial	$7,260	67.5%	$6,523	69.6%
Agricultural	2,276	21.2	1,892	20.2
Residential	1,138	10.6	867	9.2
Subtotal (1)	10,674	99.3	9,282	99.0
Valuation allowances (2)	(47)	(0.4)	(40)	(0.4)
Subtotal mortgage loans, net	10,627	98.9	9,242	98.6
Commercial mortgage loans held by CSEs — FVO	115	1.1	136	1.4
Total mortgage loans, net	$10,742	100.0%	$9,378	100.0%
__________________

(1)
The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate’s origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company’s behalf and the former affiliate remitted such payments to the Company in the amount of $946 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2)	The valuation allowances were primarily from collective evaluation (non-specific loan related).
See “— Variable Interest Entities” for discussion of CSEs.
Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential — FVO and commercial mortgage loans held by CSEs — FVO is presented in Note 8. The Company elects the FVO for certain mortgage loans and related long-term debt that are managed on a total return basis.

Valuation Allowance Methodology
Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan’s observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company’s experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.
Credit Quality of Commercial Mortgage Loans
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%	$6,194	$293	$33	$6,520	89.8%	$6,681	90.0%
65% to 75%	642	—	14	656	9.0	658	8.9
76% to 80%	42	—	9	51	0.7	50	0.7
Greater than 80%	—	9	24	33	0.5	30	0.4
Total	$6,878	$302	$80	$7,260	100.0%	$7,419	100.0%
December 31, 2016
Loan-to-value ratios:
Less than 65%	$5,744	$230	$167	$6,141	94.1%	$6,222	94.3%
65% to 75%	291	—	19	310	4.8	303	4.6
76% to 80%	34	—	—	34	0.5	33	0.5
Greater than 80%	24	14	—	38	0.6	37	0.6
Total	$6,093	$244	$186	$6,523	100.0%	$6,595	100.0%

Credit Quality of Agricultural Mortgage Loans
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2017		2016
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Loan-to-value ratios:
Less than 65%	$2,113	92.8%	$1,849	97.7%
65% to 75%	163	7.2	43	2.3
Total	$2,276	100.0%	$1,892	100.0%

The estimated fair value of agricultural mortgage loans was $2.3 billion and $1.9 billion at December 31, 2017 and 2016, respectively.
Credit Quality of Residential Mortgage Loans
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2017		2016
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Performance indicators:
Performing	$1,106	97.2%	$856	98.7%
Nonperforming	32	2.8	11	1.3
Total	$1,138	100.0%	$867	100.0%

The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.
Past Due, Nonaccrual and Modified Mortgage Loans
The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans — 60 days and agricultural mortgage loans — 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.
Other Invested Assets
Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 7 for information about freestanding derivatives with positive estimated fair values and see “— Related Party Investment Transactions” for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.
Leveraged Leases
Investment in leveraged leases consisted of the following at:

	December 31,
	2017	2016
	(In millions)
Rental receivables, net	$87	$87
Estimated residual values	14	14
Subtotal	101	101
Unearned income	(35)	(32)
Investment in leases, net of non-recourse debt	$66	$69

Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.
The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.
Cash Equivalents
The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.4 billion and $4.8 billion at December 31, 2017 and 2016, respectively.
Net Unrealized Investment Gains (Losses)
Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Fixed maturity securities	$4,806	$2,663	$2,324
Fixed maturity securities with noncredit OTTI losses in AOCI	2	1	(23)
Total fixed maturity securities	4,808	2,664	2,301
Equity securities	39	32	54
Derivatives	239	414	388
Short-term investments	—	(42)	—
Other	(8)	(26)	5
Subtotal	5,078	3,042	2,748
Amounts allocated from:
Future policy benefits	(2,626)	(802)	(126)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(2)	(2)	(1)
DAC, VOBA and DSI	(265)	(214)	(202)
Subtotal	(2,893)	(1,018)	(329)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	—	—	9
Deferred income tax benefit (expense)	(459)	(712)	(855)
Net unrealized investment gains (losses)	$1,726	$1,312	$1,573
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Balance at January 1,	$1,312	$1,573	$2,745
Fixed maturity securities on which noncredit OTTI losses have been recognized	1	24	15
Unrealized investment gains (losses) during the year	2,035	270	(2,513)
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,824)	(676)	487
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	—	(1)	1
DAC, VOBA and DSI	(51)	(12)	207
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	—	(9)	(5)
Deferred income tax benefit (expense)	253	143	636
Balance at December 31,	$1,726	$1,312	$1,573
Change in net unrealized investment gains (losses)	$414	$(261)	$(1,172)
Concentrations of Credit Risk
There were no investments in any counterparty that were greater than 10% of the Company’s equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.
Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2017	2016
	(In millions)
Securities on loan: (1)
Amortized cost	$3,085	$5,895
Estimated fair value	$3,748	$6,555
Cash collateral received from counterparties (2)	$3,791	$6,642
Security collateral received from counterparties (3)	$29	$27
Reinvestment portfolio — estimated fair value	$3,823	$6,571
__________________

(1)	Included within fixed maturity securities.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated and combined financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2017				December 31, 2016
	Remaining Tenor of Securities Lending Agreements				Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
U.S. government and agency	$1,626	$964	$1,201	$3,791	$2,129	$1,906	$1,743	$5,778
U.S. corporate	—	—	—	—	—	480	—	480
Agency RMBS	—	—	—	—	—	—	274	274
Foreign corporate	—	—	—	—	—	58	—	58
Foreign government	—	—	—	—	—	52	—	52
Total	$1,626	$964	$1,201	$3,791	$2,129	$2,496	$2,017	$6,642
__________________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.
If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.
The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.
Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

	December 31,
	2017	2016
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$8,263	$7,648
Invested assets held in trust (reinsurance agreements) (2)	2,634	9,054
Invested assets pledged as collateral (3)	3,199	3,548
Total invested assets on deposit, held in trust and pledged as collateral	$14,096	$20,250
__________________

(1)
The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2)
The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3) and derivative transactions (see Note 7).
See “— Securities Lending” for information regarding securities on loan.
Purchased Credit Impaired Investments
Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired (“PCI”) investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2017	2016
	(In millions)
Outstanding principal and interest balance (1)	$1,270	$1,497
Carrying value (2)	$1,044	$1,142
__________________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	Years Ended December 31,
	2017	2016
	(In millions)
Contractually required payments (including interest)	$3	$567
Cash flows expected to be collected (1)	$3	$490
Fair value of investments acquired	$2	$347
__________________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	Years Ended December 31,
	2017	2016
	(In millions)
Accretable yield, January 1,	$429	$420
Investments purchased	1	143
Accretion recognized in earnings	(69)	(68)
Disposals	(10)	(13)
Reclassification (to) from nonaccretable difference	34	(53)
Accretable yield, December 31,	$385	$429
Collectively Significant Equity Method Investments
The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.
As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.
The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $329.2 billion and $285.3 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled $40.0 billion and $26.4 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.4 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).
Variable Interest Entities
The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE’s primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party’s relationship with or involvement in the entity, an estimate of the entity’s expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.
Consolidated VIEs
Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

	December 31,
	2017		2016
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
MRSC (collateral financing arrangement (primarily securities)) (1)	$—	$—	$3,422	$—
CSEs (assets (primarily loans) and liabilities (primarily debt)) (2)	116	11	137	24
Total	$116	$11	$3,559	$24
__________________

(1)	In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 9).

(2)
The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

Unconsolidated VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2017		2016
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured Securities (2)	$11,461	$11,461	$13,062	$13,062
U.S. and foreign corporate	504	504	518	518
Other limited partnership interests	1,511	2,463	1,495	2,292
Other investments (3)	82	89	90	101
Total	$13,558	$14,517	$15,165	$15,973
__________________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other investments are comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.
As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Investment income:
Fixed maturity securities	$2,420	$2,642	$2,478
Equity securities	12	19	19
Mortgage loans	446	401	373
Policy loans	73	78	78
Real estate and real estate joint ventures	53	32	108
Other limited partnership interests	184	163	134
Cash, cash equivalents and short-term investments	35	20	9
Other	25	16	12
Subtotal	3,248	3,371	3,211
Less: Investment expenses	178	176	128
Subtotal, net	3,070	3,195	3,083
FVO CSEs — interest income — commercial mortgage loans	8	12	16
Net investment income	$3,078	$3,207	$3,099
See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of related party net investment income and investment expenses.

Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Industrial	$—	$(16)	$(3)
Consumer	—	—	(8)
Utility	—	—	(6)
Total U.S. and foreign corporate securities	—	(16)	(17)
RMBS	—	(6)	(14)
State and political subdivision	(1)	—	—
OTTI losses on fixed maturity securities recognized in earnings	(1)	(22)	(31)
Fixed maturity securities — net gains (losses) on sales and disposals	(25)	(40)	(59)
Total gains (losses) on fixed maturity securities	(26)	(62)	(90)
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings	(4)	(2)	(3)
Equity securities — net gains (losses) on sales and disposals	26	10	18
Total gains (losses) on equity securities	22	8	15
Mortgage loans	(9)	6	(11)
Real estate and real estate joint ventures	4	(34)	98
Other limited partnership interests	(11)	(7)	(1)
Other	(5)	11	—
Subtotal	(25)	(78)	11
FVO CSEs:
Commercial mortgage loans	(3)	(2)	(7)
Long-term debt — related to commercial mortgage loans	1	1	4
Non-investment portfolio gains (losses)	(1)	1	(1)
Subtotal	(3)	—	(4)
Total net investment gains (losses)	$(28)	$(78)	$7

See “— Variable Interest Entities” for discussion of CSEs.
See “— Related Party Investment Transactions” for discussion of related party net investment gains (losses) related to transfers of invested assets.
Sales or Disposals and Impairments of Fixed Maturity and Equity Securities
Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$12,665	$39,800	$32,524	$68	$48	$80
Gross investment gains	$59	$266	$190	$27	$10	$26
Gross investment losses	(84)	(306)	(249)	(1)	—	(8)
OTTI losses	(1)	(22)	(31)	(4)	(2)	(3)
Net investment gains (losses)	$(26)	$(62)	$(90)	$22	$8	$15
Credit Loss Rollforward
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2017	2016
	(In millions)
Balance at January 1,	$28	$66
Additions:
Additional impairments — credit loss OTTI on securities previously impaired	—	5
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(28)	(42)
Increase in cash flows — accretion of previous credit loss OTTI	—	(1)
Balance at December 31,	$—	$28
Related Party Investment Transactions
The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Estimated fair value of invested assets transferred to former affiliates	$292	$1,517	$185
Amortized cost of invested assets transferred to former affiliates	$294	$1,419	$169
Net investment gains (losses) recognized on transfers	$(2)	$27	$16
Change in additional paid-in-capital recognized on transfers	$—	$71	$—
Estimated fair value of invested assets transferred from former affiliates	$—	$5,582	$928

In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 5 for additional information related to these transfers.
At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Note 9.
In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 5 for additional information related to the transfer.
In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder’s net investment (see Note 10), of $202 million in the first quarter of 2017.

The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.
The Company receives investment administrative services from MetLife Investment Advisors, LLC (“MLIA”), a related party investment manager. The related investment administrative service charges were $95 million, $100 million and $81 million for the years ended December 31, 2017, 2016 and 2015, respectively.